CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2016	Sep. 30, 2015
Current assets
Cash	$ 84,904	$ 994,830
Prepayment	3,500,000	3,815
Total Current Assets	3,584,904	998,645
Non-current assets
Deposit	3,815	3,815
Total Assets	3,588,719	1,002,460
Liabilities and Equity
Accounts Payable	11,446
Other payable		300,000
Due to related party		22,517
Due to shareholder		46,586
Short term loan	2,050,000
Total Liabilities	2,061,446	369,103
Commitments and Contingencies
Stockholders'equity
Common Stock	209,353	166,274
Additional paid-in capital	1,987,127	1,132,685
Subscription receivable		(350,000)
Accumulated deficit	(669,207)	(315,602)
Total equity	1,527,273	633,357
Total liabilities and equity	$ 3,588,719	1,002,460
Metu Brands, Inc [Member]
Current assets
Cash		994,830
Prepayment		3,815
Total Current Assets		998,645
Non-current assets
Deposit		3,815
Total Non-Current Assets		3,815
Total Assets		1,002,460
Liabilities and Equity
Other payable		300,000
Due to related party		22,517
Due to shareholder		46,586
Total Liabilities		369,103
Commitments and Contingencies
Stockholders'equity
Common Stock		166,274
Additional paid-in capital		1,132,685
Subscription receivable		(350,000)
Accumulated deficit		(315,602)
Total equity		633,357
Total liabilities and equity		$ 1,002,460